Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

February 24, 2017

Via EDGAR

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. Separate Account LLVA, 1940 Act Registration No. 811-07661
Ameritas Advisor No-Load VA, 1933 Act Registration No. 333-205138
Post-Effective Amendment No. 3 on Form N-4

Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

To Whom It May Concern:

We are submitting, pursuant to Rule 485(a), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVA ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2017.

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

i.	Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-205138 Pre-Effective Amendment No. 1 filed on September 15, 2015. Since that filing, two updating amendments were submitted under Rule 485(b). The two Post-Effective Amendments were filed on April 29, 2016 and July 28, 2016.
ii.	Material changes in this Amendment are made to edit disclosure related to funds that were previously affiliated with Depositor, disclose that a rider is no longer available, and remove disclosure related to a substitution.
iii.	Changes from the prior Rule 485(b) amendments for this Registration, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.
iv.	The prospectus is revised for material changes as follows:
a.	Pages 1, 12, 14, 19 and 20. Revised text to disclose that certain funds are no longer affiliated with Depositor and made corresponding updates to potential conflicts of interest disclosure.
b.	Pages 4, 5, 10 and 28. Revised text to disclose that the GLWB2 rider is no longer available.
c.	Pages 14-15. Deleted text that disclosed a proposed substitution.

Other changes made to the prospectus and SAI since the last amendment include:

A.	Pages 1 and 47 and SAI page 1. Dates are changed to indicate that this prospectus and SAI are planned to be effective May 1, 2017.
B.	Page 1. The list of variable investment options has been revised to reflect the current fund and portfolio names.
C.	Pages 5-8. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect the current fund and portfolio names. Operating expenses for the year ending December 31, 2016, will be provided when available in a subsequent post-effective amendment.
D.	Page 9. The EXAMPLES OF EXPENSES section will be updated in a subsequent post-effective amendment.
E.	Pages 12-14. The SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart has been revised to reflect the current fund and portfolio names, investment advisers, subadvisers and portfolio type/summary of investment objectives for the portfolios that serve as variable investment options.
F.	Pages 37, 38, 40 and 41. The Tax-Qualified Plan Disclosures section was updated for 2016 figures.
G.	Pages 40 and 41. Disclosures related to tax matters were updated to be clearer and to remove an irrelevant sentence.
H.	Pages 44-46. The Accumulation Unit Values have been deleted so that year-end 2016 numbers can be added in a subsequent post-effective amendment.
I.	SAI Page 1. Revised references to the independent auditor. Such information will be updated in a subsequent post-effective amendment.
J.	SAI Page 2. Revised disclosure relating to payments under certain agreements and updated figures for 2016.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure